EMPLOYEE BENEFITS (Details) - Schedule of sensitivity analysis for the variables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (3,308)	$ (2,642)
Change in the accrued liability an closing for decrease of 100 p.b.	3,724	2,959
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	3,520	2,849
Change in the accrued liability an closing for decrease of 100 p.b.	$ (3,216)	$ (2,613)